Technology and Development Expenses - Summary of Technology and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 25,625	$ 12,650	$ 6,348
Salaries and Wages
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	12,626	5,805	2,969
Software Licenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	5,723	3,213	1,294
Infrastructure Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	4,871	2,279	1,496
Information and Technology Security Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	336	442	298
Other Technology Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 2,069	$ 911	$ 291